Goodwill and Intangible Assets, Net - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017 USD ($)
Disclosure of detailed information about intangible assets [line items]
Amount of net book value in excess of net present value of projected cash flows			$ 98
Funding cost percentage		7.30%	6.10%
Risk free rate	2.90%	2.90%	2.80%
Increase in pre-tax discount rate	1.00%
Decrease in long-term growth rate	1.00%
Weighted average Operating EBITDA multiple	11.5	11.1	9.0
Cemex [Member]
Disclosure of detailed information about intangible assets [line items]
Funding cost percentage	5.40%	7.30%
Discount rates	0.60%	2.60%
Decrease In Weighing Of Debt Percentage	33.50%	31.70%
Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Decrease in discount rates with goodwill		100
Top of range [member] | Cemex [Member]
Disclosure of detailed information about intangible assets [line items]
Decription Of Stock Volatility Rate Increase	1.08%
Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Decrease in discount rates with goodwill		30
Bottom of range [member] | Cemex [Member]
Disclosure of detailed information about intangible assets [line items]
Decription Of Stock Volatility Rate Increase		1.06%
United States [member]
Disclosure of detailed information about intangible assets [line items]
Percentage of goodwill allocated	78.00%	78.00%
Discount rates	7.80%	8.50%	8.80%